Segments - Geographic Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Information
Revenue	$ 73,620	$ 77,147	$ 79,591
Plant and Other Property - Net	9,943	9,778	$ 10,359
Operating right-of-use assets	$ 4,686	$ 4,996
Revenue | Major Client
Segment Information
Number of clients representing 10% or more of the company's total revenue	0	0	0
U.S. | Revenue | Geographic Information
Segment Information
Revenue	$ 26,978	$ 28,395	$ 29,078
U.S. | Revenue | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%	10.00%
U.S. | Plant and Other Property - Net | Geographic Information
Segment Information
Plant and Other Property - Net	$ 4,410	$ 4,485	$ 4,585
U.S. | Plant and Other Property - Net | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%	10.00%
U.S. | Operating Right-Of-Use Assets - Net | Geographic Information
Segment Information
Operating right-of-use assets	$ 1,243	$ 1,386
U.S. | Operating Right-Of-Use Assets - Net | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%
Japan | Revenue | Geographic Information
Segment Information
Revenue	$ 8,694	$ 8,681	$ 8,489
Japan | Revenue | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Japan | Operating Right-Of-Use Assets - Net | Geographic Information
Segment Information
Operating right-of-use assets	$ 606	$ 659
Japan | Operating Right-Of-Use Assets - Net | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%
Non-US | Plant and Other Property - Net | Geographic Information
Segment Information
Plant and Other Property - Net	$ 5,533	$ 5,294	$ 5,774
Other Countries | Revenue | Geographic Information
Segment Information
Revenue	$ 37,949	$ 40,071	$ 42,024
Other Countries | Revenue | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Other Countries | Plant and Other Property - Net | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Other Countries | Operating Right-Of-Use Assets - Net | Geographic Information
Segment Information
Operating right-of-use assets	$ 2,836	$ 2,951
Other Countries | Operating Right-Of-Use Assets - Net | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%